Financial risk management - Movements on provision for impairment (Details) - Trade receivables - Accumulated impairment - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Movements on the provision for impairment of trade receivables
Provision at beginning of period	£ 9,708	£ 14,113
Increase in provision recognized in profit or loss during the year	985	160
Receivables written off during the year as uncollectible	(279)	(6,943)
Receivables offset against contract liabilities - deferred revenue	2,517	2,591
Foreign exchange losses/(gains) on retranslation recognized in profit or loss during the year	23	(213)
Provision at end of period	£ 12,954	£ 9,708